Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information regarding the relationship between compensation actually paid to our named executive officers, as defined in the Securities and Exchange Commission rules, and the financial performance of the company.

Year	Summary Compensation Table Total for Terry K. Spencer (2)	Compensation Actually Paid to Terry K. Spencer (1),(2)	Summary Compensation Table Total for Pierce H. Norton II (3)	Compensation Actually Paid to Pierce H. Norton II (1),(3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (1),(4)	Value of Initial Fixed $100 Investment Based on:		Net Income	Earnings Per Share (6)
							Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)
2025	$—	$—	$12,003,335	$(10,179,976)	$6,793,433	$1,629,850	$256.81	$290.53	$3,462,132,440	$5.42
2024	$—	$—	$13,237,333	$20,978,410	$4,612,550	$6,946,295	$333.08	$267.34	$3,112,495,133	$5.17
2023	$—	$—	$9,547,574	$6,585,820	$3,650,976	$2,575,822	$221.79	$252.87	$2,658,934,437	$5.48
2022	$—	$—	$8,139,024	$7,369,578	$3,040,323	$1,844,648	$196.00	$256.27	$1,722,221,246	$3.84
2021	$9,287,113	$5,136,261	$7,246,578	$8,150,397	$3,163,660	$5,392,850	$164.85	$154.64	$1,499,706,012	$3.35

Company Selected Measure Name	diluted EPS
Named Executive Officers, Footnote	Mr. Spencer retired as our President and Chief Executive Officer, effective June 28, 2021, and retired as an advisor to the President and Chief Executive Officer and from the Board, effective September 30, 2021.
(3)Mr. Norton was appointed by the Board as Mr. Spencer’s successor, effective June 28, 2021.
	Our named executive officers whose compensation amounts are included in the Non-PEO average are Walter S. Hulse, III, Kevin L. Burdick, Sheridan C. Swords and Robert F. Martinovich for 2021 and 2022. For 2023, the named executive officers included in the Non-PEO average are Walter S. Hulse, III, Kevin L. Burdick, Sheridan C. Swords, Charles M. Kelley, and Stephen B. Allen. For 2024, the named executive officers included in the Non-PEO average are Walter S. Hulse, III, Kevin L. Burdick, Sheridan C. Swords, and Lyndon C. Taylor. For 2025, the named executive officers included in the Non-PEO average are Walter S. Hulse, III, Randy N. Lentz, Sheridan C. Swords, and Lyndon C. Taylor.
Peer Group Issuers, Footnote	TSR is calculated from December 31, 2020, to the end of the applicable fiscal year. For the relevant fiscal year, Peer Group TSR represents the cumulative TSR of the S&P 500 Energy Index.
Adjustment To PEO Compensation, Footnote	The following table sets forth amounts that were deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the compensation actually paid amounts.

	2025
Description	Pierce H. Norton II	Non-PEO NEO Average
Deduction for Grant-Date Fair Value of stock awards granted during covered year reported under the “Stock Awards” column of the Summary Compensation Table	$(8,771,279)	$(4,644,280)
Increase for year-end fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$3,361,572	$3,080,278
Increase for vesting date fair value of awards that are granted and vest in the same covered fiscal year(c)	$1,173	$1,173
Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$(16,124,068)	$(3,285,903)
Increase/deduction for change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior years that vest in the covered fiscal year (b),(c)	$(650,709)	$(106,645)
Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year (b),(c)	$—	$—
Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	$—	$(243,610)
Increase for actuarially determined service cost for pension plans (a)	$—	$35,404
Total Adjustments	$(22,183,311)	$(5,163,583)
Though 2023 and 2024 are not covered years in the pay versus performance adjustments, year-end Monte Carlo valuations were used for the outstanding 2023, 2024 and 2025 PSU awards to calculate their change in fair value during 2025.
For PSUs granted February 22, 2023, the risk-free interest rate used in the fair value valuation adjustments was 4.20% for December 31, 2023, 4.17% for December 31, 2024, and 3.71% for December 31, 2025. The historical stock price volatility used in the fair value valuation adjustments was 29.87%, based on 2.15-years, historical price data as of December 31, 2023, 20.80%, based on 1.14-years historical price data as of December 31, 2024, and 20.20%, based on 0.15-year historical price data as of December 31, 2025. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2023 NEO PSUs were 4.43% and 63.3%, respectively.
For PSUs granted February 21, 2024, the risk-free interest rate used in the fair value valuation adjustments was 4.25% for December 31, 2024, and 3.48% for December 31, 2025. The historical stock price volatility used in the fair value valuation adjustments was 22.82%, based on 2.0-years historical price data as of December 31, 2024, and 30.86%, based on 1.0-year historical price data as of December 31, 2025. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2024 NEO PSUs were 4.46% and 29%, respectively.
For PSUs granted February 19, 2025, the risk-free interest rate used in the fair value valuation adjustment was 3.47% and the historical stock price volatility used in the fair value valuation adjustments was 26.53%, based on 2.0-years historical price data as of December 31, 2025. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2025 NEO PSUs were 4.30% and 27.17%, respectively.
(a)Includes service cost for pension and SERP retirement plans. There was no prior service cost.
(b)Dividend equivalents are accrued in the form of restricted units or performance units, as applicable, over the term of the vesting period and are paid when the awards vest. Dividends (and corresponding dividend equivalents) are reflected in the fair value of the applicable award.
(c)Fair value is calculated pursuant to ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 6,793,433	$ 4,612,550	$ 3,650,976	$ 3,040,323	$ 3,163,660
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,629,850	6,946,295	2,575,822	1,844,648	5,392,850
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth amounts that were deducted from, and added to, the Summary Compensation Table total compensation amounts to calculate the compensation actually paid amounts.

	2025
Description	Pierce H. Norton II	Non-PEO NEO Average
Deduction for Grant-Date Fair Value of stock awards granted during covered year reported under the “Stock Awards” column of the Summary Compensation Table	$(8,771,279)	$(4,644,280)
Increase for year-end fair value of equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$3,361,572	$3,080,278
Increase for vesting date fair value of awards that are granted and vest in the same covered fiscal year(c)	$1,173	$1,173
Increase/deduction for change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year (b),(c)	$(16,124,068)	$(3,285,903)
Increase/deduction for change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior years that vest in the covered fiscal year (b),(c)	$(650,709)	$(106,645)
Deduction for the fair value amount at the end of the prior fiscal year for awards granted in prior years that fail to meet the applicable vesting conditions during the covered fiscal year (b),(c)	$—	$—
Deduction for change in actuarial present value reported under the “Change in Pension Value” column of the Summary Compensation Table for applicable fiscal year	$—	$(243,610)
Increase for actuarially determined service cost for pension plans (a)	$—	$35,404
Total Adjustments	$(22,183,311)	$(5,163,583)
Though 2023 and 2024 are not covered years in the pay versus performance adjustments, year-end Monte Carlo valuations were used for the outstanding 2023, 2024 and 2025 PSU awards to calculate their change in fair value during 2025.
For PSUs granted February 22, 2023, the risk-free interest rate used in the fair value valuation adjustments was 4.20% for December 31, 2023, 4.17% for December 31, 2024, and 3.71% for December 31, 2025. The historical stock price volatility used in the fair value valuation adjustments was 29.87%, based on 2.15-years, historical price data as of December 31, 2023, 20.80%, based on 1.14-years historical price data as of December 31, 2024, and 20.20%, based on 0.15-year historical price data as of December 31, 2025. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2023 NEO PSUs were 4.43% and 63.3%, respectively.
For PSUs granted February 21, 2024, the risk-free interest rate used in the fair value valuation adjustments was 4.25% for December 31, 2024, and 3.48% for December 31, 2025. The historical stock price volatility used in the fair value valuation adjustments was 22.82%, based on 2.0-years historical price data as of December 31, 2024, and 30.86%, based on 1.0-year historical price data as of December 31, 2025. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2024 NEO PSUs were 4.46% and 29%, respectively.
For PSUs granted February 19, 2025, the risk-free interest rate used in the fair value valuation adjustment was 3.47% and the historical stock price volatility used in the fair value valuation adjustments was 26.53%, based on 2.0-years historical price data as of December 31, 2025. In comparison, the risk-free interest rate and the annualized 3-year historical volatility used at the time of grant for all outstanding 2025 NEO PSUs were 4.30% and 27.17%, respectively.
(a)Includes service cost for pension and SERP retirement plans. There was no prior service cost.
(b)Dividend equivalents are accrued in the form of restricted units or performance units, as applicable, over the term of the vesting period and are paid when the awards vest. Dividends (and corresponding dividend equivalents) are reflected in the fair value of the applicable award.
(c)Fair value is calculated pursuant to ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
The following graph reflects the relationship between compensation actually paid and our cumulative TSR. (TSR reflects the value of a $100 investment in ONEOK common stock on December 31, 2020 and assumes reinvestment of dividends).
Compensation Actually Paid Versus Total Shareholder Return:

Compensation Actually Paid vs. Net Income	The following graph reflects the relationship between compensation actually paid and net income. Compensation Actually Paid Versus Net Income:
Compensation Actually Paid vs. Company Selected Measure	The following graph reflects the relationship between compensation actually paid and Earnings per Share. Compensation Actually Paid Versus Earnings Per Share:
Total Shareholder Return Vs Peer Group
The following graph reflects the relationship between compensation actually paid and our cumulative TSR. (TSR reflects the value of a $100 investment in ONEOK common stock on December 31, 2020 and assumes reinvestment of dividends).
Compensation Actually Paid Versus Total Shareholder Return:

Tabular List, Table
We believe the following performance measures represent the most important performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2025:
óEarnings Per Share
óReturn on Invested Capital
óRelative TSR Percentile

Total Shareholder Return Amount	$ 256.81	333.08	221.79	196.00	164.85
Peer Group Total Shareholder Return Amount	290.53	267.34	252.87	256.27	154.64
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 3,462,132,440	$ 3,112,495,133	$ 2,658,934,437	$ 1,722,221,246	$ 1,499,706,012
Company Selected Measure Amount | $ / shares	5.42	5.17	5.48	3.84	3.35
Additional 402(v) Disclosure	TSR is calculated from December 31, 2020, to the end of the applicable fiscal year. For the relevant fiscal year, Peer Group TSR represents the cumulative TSR of the S&P 500 Energy Index.In accordance with Securities and Exchange Commission rules, we are required to include in the "Pay versus Performance" table the "most important" financial performance measure (as determined by the company) used to link compensation actually paid to our named executive officers to company performance. The company determined diluted EPS meets this requirement. Diluted EPS is as reflected in our 2025 annual report to shareholders (which includes our Annual Report on Form 10-K for the year ended December 31, 2025).
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR Percentile
Pierce H. Norton II [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,003,335	$ 13,237,333	$ 9,547,574	$ 8,139,024	$ 7,246,578
PEO Actually Paid Compensation Amount	$ (10,179,976)	$ 20,978,410	$ 6,585,820	$ 7,369,578	8,150,397
PEO Name	Mr. Norton	Mr. Norton	Mr. Norton
Terry K. Spencer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					9,287,113
PEO Actually Paid Compensation Amount					$ 5,136,261
PEO Name				Mr. Spencer	Mr. Spencer
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,183,311)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,771,279)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,361,572
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,124,068)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,173
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(650,709)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,163,583)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,610)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,404
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,644,280)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,080,278
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,285,903)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,173
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,645)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0